Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VICTORY VARIABLE INSURANCE FUNDS
Prospectus Date	rr_ProspectusDate	May 01, 2023
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Victory Variable Insurance FundsVictory 500 Index VIP Series
(the “Fund”)Supplement dated September 29, 2023
to the Prospectus dated May 1, 2023 (“Prospectus”)Effective on or about December 1, 2023 (the “Effective Date”), VettaFi LLC will administer, calculate, and publish the Victory US Large Cap 500 Index (the “Index”), the index that the Fund seeks to track.Accordingly, on the Effective Date, the Fund will revise its principal investment strategy, as described below.The Fund expects that the revised strategy will not materially affect how Victory Capital Management Inc., the Fund’s investment adviser, manages the Fund; and the Fund will continue to seek to match, before fees and expenses, the performance of stocks composing the Index.1.The first paragraph found under “Principal Investment Strategy” on page 2 of the Prospectus is deleted and replaced with the following:The Adviser pursues the Fund’s objective by investing, under normal circumstances, at least 80% of its assets in equity securities of companies included in the Index. The Index is an unmanaged market-cap weighted index that consists of the largest 500 companies within the VettaFi US Equity 3000 IndexSM(“Parent Index”). The Parent Index measures the performance of the largest 3000 U.S. equity securities with readily available price data.2.The second sentence of the third paragraph found under “Additional Fund Information” on page 6 of the Prospectus is deleted and replaced with the following:The Index is an unmanaged market-cap weighted index created by the Adviser and maintained and powered by VettaFi LLC (“Index Provider”) that consists of the largest 500 companies within the VettaFi US Equity 3000 Index (“Parent Index”).
Victory 500 Index VIP Series
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Victory Variable Insurance FundsVictory 500 Index VIP Series
(the “Fund”)Supplement dated September 29, 2023
to the Prospectus dated May 1, 2023 (“Prospectus”)Effective on or about December 1, 2023 (the “Effective Date”), VettaFi LLC will administer, calculate, and publish the Victory US Large Cap 500 Index (the “Index”), the index that the Fund seeks to track.Accordingly, on the Effective Date, the Fund will revise its principal investment strategy, as described below.The Fund expects that the revised strategy will not materially affect how Victory Capital Management Inc., the Fund’s investment adviser, manages the Fund; and the Fund will continue to seek to match, before fees and expenses, the performance of stocks composing the Index.1.The first paragraph found under “Principal Investment Strategy” on page 2 of the Prospectus is deleted and replaced with the following:The Adviser pursues the Fund’s objective by investing, under normal circumstances, at least 80% of its assets in equity securities of companies included in the Index. The Index is an unmanaged market-cap weighted index that consists of the largest 500 companies within the VettaFi US Equity 3000 IndexSM(“Parent Index”). The Parent Index measures the performance of the largest 3000 U.S. equity securities with readily available price data.2.The second sentence of the third paragraph found under “Additional Fund Information” on page 6 of the Prospectus is deleted and replaced with the following:The Index is an unmanaged market-cap weighted index created by the Adviser and maintained and powered by VettaFi LLC (“Index Provider”) that consists of the largest 500 companies within the VettaFi US Equity 3000 Index (“Parent Index”).
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Adviser pursues the Fund’s objective by investing, under normal circumstances, at least 80% of its assets in equity securities of companies included in the Index. The Index is an unmanaged market-cap weighted index that consists of the largest 500 companies within the VettaFi US Equity 3000 IndexSM(“Parent Index”). The Parent Index measures the performance of the largest 3000 U.S. equity securities with readily available price data.